Schedule of Investments

November 30, 2023

(Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–86.40%(b)(c)
Aerospace & Defense–2.32%
ADB Safegate (ADBAS/CEP IV) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	8.55%	10/03/2026	EUR	7,531	$ 7,331,154
Barnes Group, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	8.45%	08/10/2030		$1,313	1,313,459
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.)
Incremental Term Loan B-2 (1 mo. Term SOFR + 3.75%)	9.13%	07/02/2029		1,252	1,254,729
Term Loan (1 mo. Term SOFR + 2.50%)	8.20%	06/07/2028		5,566	5,535,392
Castlelake Aviation Ltd.
Incremental Term Loan (3 mo. Term SOFR + 2.75%)	8.42%	10/22/2027		4,199	4,201,827
Term Loan (3 mo. Term SOFR + 2.75%)	8.42%	10/22/2026		14,423	14,450,461
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. Term SOFR + 3.75%)	9.21%	04/30/2028		979	980,817
Greenrock Finance, Inc.
Delayed Draw Term Loan (3 mo. Term SOFR + 4.35%)	9.74%	06/21/2029		2	1,978
Term Loan (3 mo. Term SOFR + 4.25%)	9.74%	06/21/2029		6	5,962
KKR Apple Bidco LLC, First Lien Term Loan (1 mo. Term SOFR + 2.75%)	8.21%	09/22/2028		10,088	10,039,073
Peraton Corp., Second Lien Term Loan (3 mo. Term SOFR + 7.75%)	13.22%	02/01/2029		8,082	7,924,620
Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B (3 mo. Term SOFR + 4.00%)	9.14%	09/13/2029		6,310	6,307,785
Rand Parent LLC (Atlas Air), Term Loan B (1 mo. Term SOFR + 4.25%)	9.64%	02/09/2030		2,357	2,318,516
Titan Acquisition Holdings L.P., Term Loan B (1 mo. Term SOFR + 4.50%)(d)	9.82%	04/27/2030		1,997	2,002,044
					63,667,817

Air Transport–2.47%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. Term SOFR + 4.75%)	10.43%	04/20/2028		18,571	18,881,502
Air Canada (Canada), Term Loan (3 mo. Term SOFR + 3.50%)	9.14%	08/11/2028		6,020	6,025,384
American Airlines, Inc.
Term Loan (1 mo. Term SOFR + 2.75%)	8.60%	02/09/2028		13,381	13,219,502
Term Loan(e)	-	05/17/2029		1,107	1,101,437
Avolon Borrower 1 (US) LLC, Term Loan B-6 (1 mo. Term SOFR + 2.50%)	7.83%	06/08/2028		2,912	2,920,281
eTraveli Group (Sweden), Term Loan B-2 (3 mo. EURIBOR + 5.00%)	8.92%	10/19/2028	EUR	2,314	2,502,079
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. Term SOFR + 5.25%)	10.80%	06/21/2027		2,767	2,856,973
United Airlines, Inc., Term Loan B (3 mo. Term SOFR + 3.75%)	9.21%	04/21/2028		17,992	18,027,328
WestJet Airlines Ltd. (Canada), Term Loan (3 mo. Term SOFR + 3.00%)	8.44%	12/11/2026		2,225	2,189,522
					67,724,008

Automotive–3.19%
Adient PLC, Term Loan B-1 (1 mo. Term SOFR + 3.25%)	8.71%	04/10/2028		8,189	8,208,346
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	9.96%	04/06/2028		6,917	6,934,552
Belron Group S.A., First Lien Term Loan B (3 mo. Term SOFR + 2.75%)	8.25%	04/06/2029		3,456	3,465,911
Constellation Auto (CONSTE/BCA) (United Kingdom)
First Lien Term Loan B-2 (6 mo. SONIA + 4.75%)	9.68%	07/28/2028	GBP	759	888,762
Second Lien Term Loan B-1 (6 mo. SONIA + 7.50%)	12.68%	07/27/2029	GBP	4,072	3,671,265
DexKo Global, Inc., Incremental Term Loan (1 mo. Term SOFR + 4.25%)	9.64%	10/04/2028		4,739	4,674,266
Driven Holdings LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	8.46%	12/16/2028		3,565	3,495,541
Engineered Components & Systems LLC (aka CentroMotion), Term Loan B	11.35%	07/25/2030		5,469	5,462,425
First Brands Group Intermediate LLC
Term Loan B (6 mo. Term SOFR + 5.00%)	10.88%	03/30/2027		4,480	4,414,156
Term Loan B (1 mo. Term SOFR + 5.00%)	10.88%	03/30/2027		10,123	9,974,785
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. Term SOFR + 4.50%)	9.95%	11/09/2027		10,964	10,900,186
Mavis Tire Express Services TopCo L.P., First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.46%	05/04/2028		11,961	11,950,902
Panther BF Aggregator 2 L.P. (Canada), Term Loan B (1 mo. Term SOFR + 3.75%)	9.10%	05/06/2030		3,012	3,020,216
PowerStop LLC, Term Loan B (1 mo. Term SOFR + 4.75%)	10.20%	01/24/2029		7,997	7,317,461
Project Boost Purchaser LLC, Term Loan (1 mo. Term SOFR + 3.50%)	8.96%	06/01/2026		3,112	3,108,169
					87,486,943

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Beverage & Tobacco–0.76%
AI Aqua Merger Sub, Inc.
Delayed Draw Term Loan(f)	0.00%	07/31/2028		$3,310	$ 3,285,319
Term Loan B (1 mo. Term SOFR + 3.75%)	9.07%	07/31/2028		14,209	13,970,902
Naked Juice LLC (Tropicana), Second Lien Term Loan (3 mo. Term SOFR + 6.00%)	11.49%	01/20/2030		4,430	3,587,271
					20,843,492

Brokers, Dealers & Investment Houses–0.00%
AqGen Island Intermediate Holdings, Inc., Second Lien Term Loan B (3 mo. Term SOFR + 6.50%)	12.18%	08/05/2029		99	94,588

Building & Development–3.80%
Core & Main L.P., Term Loan B (1 mo. Term SOFR + 2.50%)	8.06%	07/26/2028		8,044	8,055,445
Empire Today LLC, Term Loan B (1 mo. Term SOFR + 5.00%)	10.46%	04/01/2028		15,202	11,348,299
Flakt Woods (Fusilli Holdco) (France), Term Loan (6 mo. EURIBOR + 6.00%)	9.91%	04/12/2026	EUR	1,813	1,788,103
Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.15%	12/22/2028		6,268	6,171,555
Second Lien Term Loan (3 mo. Term SOFR + 6.75%)	12.40%	12/21/2029		1,544	1,397,218
Interior Logic Group, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.95%	04/01/2028		6,353	5,320,405
IPS Corp./CP Iris Holdco, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	9.20%	10/02/2028		854	833,004
Janus International Group LLC, First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.76%	08/03/2030		3,019	3,021,119
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.75%)	10.20%	02/16/2029		13,552	11,985,053
Mayfair Mall LLC, Term Loan (1 mo. Term SOFR + 3.25%)(d)	8.68%	04/20/2024		2,056	1,881,119
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	9.99%	04/29/2029		10,192	10,000,743
Quikrete Holdings, Inc.
First Lien Term Loan (1 mo. Term SOFR + 2.63%)	8.09%	02/01/2027		5,339	5,353,526
Term Loan B (1 mo. Term SOFR + 2.75%)	8.21%	03/19/2029		12,025	12,041,998
Re/Max LLC, Term Loan (1 mo. Term SOFR + 2.50%)	7.96%	07/21/2028		7,487	7,009,962
SRS Distribution, Inc.
Term Loan (3 mo. Term SOFR + 3.50%)	8.95%	06/02/2028		5,100	5,044,105
Term Loan B (1 mo. Term SOFR + 3.50%)	8.96%	06/02/2028		2,009	1,986,215
Standard Industries, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	7.70%	09/22/2028		7,665	7,678,988
Summit Materials, LLC, Term Loan B(d)(e)	-	11/30/2028		2,749	2,756,242
Xella (Luxembourg), Term Loan B-4 (3 mo. EURIBOR + 4.18%)	8.15%	04/12/2028	EUR	723	672,344
					104,345,443

Business Equipment & Services–9.96%
Adevinta ASA (Norway), Term Loan B-2 (3 mo. Term SOFR + 2.75%)	8.32%	06/26/2028		2,893	2,913,495
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Incremental Term Loan (1 mo. Term SOFR + 4.75%)	10.10%	05/11/2028		9,808	9,716,791
Camelot Finance L.P.
Incremental Term Loan (1 mo. Term SOFR + 3.00%)	8.46%	10/30/2026		6,205	6,221,047
Term Loan (1 mo. Term SOFR + 3.00%)	8.46%	10/30/2026		4,598	4,606,403
Checkout Holding Corp., Term Loan (3 mo. Term SOFR + 9.50%)	14.87%	05/10/2027		401	227,824
Cimpress USA, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.96%	05/17/2028		12,218	12,103,917
Citrix Systems, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	9.99%	03/30/2029		5,331	5,118,788
Constant Contact
Second Lien Term Loan (3 mo. Term SOFR + 7.50%)	13.41%	02/15/2029		1,329	1,109,449
Term Loan B (1 mo. Term SOFR + 4.00%)	9.69%	02/10/2028		7,823	7,530,074
Corporation Service Co., Term Loan B (1 mo. Term SOFR + 3.25%)	8.70%	11/02/2029		10,486	10,498,757
CRCI Longhorn Holdings, Inc.
First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.93%	08/08/2025		1,718	1,716,620
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	12.70%	08/08/2026		234	226,202
Dakota Holding Corp.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.14%	04/09/2027		10,173	9,989,975
Second Lien Term Loan (3 mo. Term SOFR + 6.75%)	12.40%	04/07/2028		1,198	1,140,158
Dun & Bradstreet Corp. (The)
Incremental Term Loan B-2 (1 mo. Term SOFR + 3.25%)	8.34%	01/18/2029		5,134	5,143,458
Revolver Loan (1 mo. Term SOFR + 3.00%)(d)	8.63%	09/11/2025		647	643,162
Revolver Loan(d)(f)	0.00%	09/11/2025		8,524	8,468,310
Term Loan B (1 mo. Term SOFR + 3.00%)	8.19%	02/06/2026		12,496	12,513,444

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Business Equipment & Services–(continued)
Garda World Security Corp. (Canada)
Term Loan (1 mo. Term SOFR + 4.25%)	9.65%	02/01/2029		$7,654	$ 7,644,048
Term Loan B-2 (1 mo. Term SOFR + 4.25%)	9.75%	10/30/2026		5,110	5,109,239
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.46%	05/12/2028		13,821	13,657,132
I-Logic Tech Bidco Ltd. (United Kingdom), Term Loan (3 mo. Term SOFR + 4.00%)	9.54%	02/16/2028		7,033	6,986,909
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (3 mo. Term SOFR + 4.75%)	10.24%	04/01/2028		7,706	7,669,768
Karman Buyer Corp., First Lien Term Loan B-1 (1 mo. Term SOFR + 4.50%)	10.18%	10/28/2027		1	814
KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (3 mo. EURIBOR + 5.75%)	9.72%	09/30/2029	EUR	12,605	12,942,045
Learning Care Group (US) No. 2, Inc., Term Loan (1 mo. Term SOFR + 4.75%)	10.14%	08/08/2028		3,288	3,299,126
Monitronics International, Inc., Term Loan (3 mo. Term SOFR + 7.50%)	13.14%	06/30/2028		21,268	21,339,471
OCM System One Buyer CTB LLC, Term Loan (3 mo. Term SOFR + 4.00%)(d)	9.54%	03/02/2028		652	651,054
Orchid Merger Sub II LLC, Term Loan (1 mo. Term SOFR + 4.75%)	10.29%	07/27/2027		9,124	5,474,347
Outfront Media Capital LLC, Term Loan (1 mo. Term SOFR + 1.75%)	7.10%	11/18/2026		4,003	3,988,304
Prime Security Services Borrower LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	7.83%	10/13/2030		6,076	6,085,277
Prometric Holdings, Inc., Term Loan (3 mo. Term SOFR + 3.00%)	10.71%	01/31/2028		2,892	2,867,306
Red Ventures LLC (New Imagitas, Inc.), Term Loan B (1 mo. Term SOFR + 3.00%)	8.35%	02/24/2030		5,411	5,396,264
Ryan, LLC (Ryan Tax)
Delayed Draw Term Loan(e)	-	11/09/2030		177	176,563
Term Loan(e)	-	11/14/2030		1,683	1,677,344
Sitel Worldwide Corp., Term Loan (1 mo. Term SOFR + 3.75%)	9.10%	08/28/2028		10,547	10,120,965
Skillsoft Corp., Term Loan (1 mo. Term SOFR + 4.75%)	10.69%	07/14/2028		2,022	1,887,305
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	9.66%	03/04/2028		29,483	25,703,140
Tempo Acquisition LLC, Term Loan (1 mo. Term SOFR + 2.75%)	8.10%	08/31/2028		5,073	5,083,002
Trans Union LLC, First Lien Term Loan (1 mo. Term SOFR + 2.25%)	7.71%	11/30/2028		4,612	4,617,515
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 4.75%)(d)	13.25%	03/20/2027		1,454	1,199,649
Verra Mobility Corp., Term Loan B (1 mo. Term SOFR + 3.25%)	8.71%	03/19/2028		10,419	10,459,045
WEX, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	7.71%	03/31/2028		596	597,566
WorldPay, Term Loan B(e)	-	09/20/2030		8,852	8,852,957
					273,374,029

Cable & Satellite Television–3.28%
Altice Financing S.A. (Alt-Intl) (Luxembourg), Term Loan (3 mo. EURIBOR + 5.00%)	8.93%	10/31/2027	EUR	936	975,247
Atlantic Broadband Finance LLC
Incremental Term Loan (1 mo. Term SOFR + 2.61%)	7.96%	09/01/2028		7,107	6,844,650
Term Loan B (1 mo. Term SOFR + 3.25%)	8.60%	09/18/2030		4,155	4,011,164
CSC Holdings LLC
Term Loan (1 mo. Term SOFR + 2.50%)	7.94%	04/15/2027		4,815	4,519,566
Term Loan B (1 mo. Term SOFR + 4.50%)	9.82%	01/15/2028		1,752	1,692,738
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (1 mo. Term SOFR + 4.00%)	9.64%	08/14/2026		10,643	9,949,347
Term Loan B-11 (1 mo. Term SOFR + 2.75%)	8.39%	07/31/2025		962	940,260
Term Loan B-12 (1 mo. Term SOFR + 3.69%)	9.34%	01/31/2026		4,864	4,572,985
SFR-Numericable (YPSO, Alt-Fr) (France), Term Loan B-14 (3 mo. EURIBOR + 5.50%)	9.47%	08/31/2028	EUR	2,771	2,564,881
Telenet - LG, Term Loan AR (1 mo. Term SOFR + 2.00%)	7.44%	04/30/2028		5,590	5,494,154
UPC - LG
Term Loan AT (1 mo. Term SOFR + 2.25%)	7.69%	04/30/2028		116	115,043
Term Loan AX (1 mo. Term SOFR + 2.93%)	8.44%	01/31/2029		14,163	14,034,926
Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. Term SOFR + 2.50%)	7.94%	01/31/2028		7,875	7,760,264
Term Loan Q (1 mo. Term SOFR + 3.25%)	8.69%	01/31/2029		20,909	20,756,092
Term Loan Y (1 mo. Term SOFR + 3.25%)	8.79%	03/06/2031		5,726	5,655,507
					89,886,824

Chemicals & Plastics–8.40%
AkzoNobel Chemicals
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.42%	03/03/2028		3,967	3,947,225
Term Loan (1 mo. Term SOFR + 4.00%)	9.47%	04/03/2028		15,588	15,500,315
Aruba Investments, Inc., Second Lien Term Loan (1 mo. Term SOFR + 7.75%)	13.20%	11/24/2028		1,711	1,599,368
Ascend Performance Materials Operations LLC, Term Loan (6 mo. Term SOFR + 4.75%)	10.32%	08/27/2026		12,857	11,990,376

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Chemicals & Plastics–(continued)
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	7.89%	12/20/2029		$3,841	$ 3,855,409
BES (Discovery Purchaser Corp.)
First Lien Term Loan (3 mo. Term SOFR + 4.38%)	9.77%	10/03/2029		6,740	6,450,648
Second Lien Term Loan (1 mo. Term SOFR + 7.00%)	12.41%	08/03/2030		2,903	2,651,743
Charter NEX US, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.21%	12/01/2027		9,331	9,307,070
Composite Resins Holding B.V. (AOC), Term Loan (1 mo. Term SOFR + 4.25%)	9.70%	10/15/2028		6,661	6,609,300
Cyanco Intermediate 2 Corp., Term Loan B (1 mo. Term SOFR + 4.75%)	10.10%	07/07/2028		2,868	2,865,212
Derby Buyer LLC (Delrin), Term Loan (1 mo. Term SOFR + 4.25%)	9.57%	11/01/2030		3,500	3,497,449
Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (1 mo. Term SOFR + 5.25%)	10.90%	11/01/2028		11,387	10,708,157
Flint Group (ColourOz Inv) (Germany)
First Lien Term Loan(e)	-	09/21/2024	EUR	35	27,968
Second Lien Term Loan B-2 (3 mo. USD LIBOR + 4.25%)(d)	9.91%	09/21/2024		60	17,876
Term Loan (3 mo. Term SOFR + 8.26%)	13.67%	06/30/2026		6	5,843
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. Term SOFR + 3.75%)	9.54%	05/28/2029		1,712	1,665,945
ICP Group Holdings LLC, First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.40%	12/29/2027		5,589	4,268,242
INEOS Enterprises Holdings US Finco LLC (United Kingdom), Incremental Term Loan B (1 mo. Term SOFR + 3.75%)	9.13%	07/08/2030		6,728	6,652,227
Ineos Quattro Holdings UK Ltd.
Term Loan B (1 mo. Term SOFR + 2.86%)	8.19%	01/29/2026		4,407	4,407,412
Term Loan B (1 mo. Term SOFR + 4.25%)	9.70%	04/03/2029		1,268	1,237,364
Term Loan B (1 mo. Term SOFR + 3.75%)	9.20%	03/14/2030		2,370	2,297,781
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.75%)	9.20%	11/08/2027		7,177	7,181,318
Term Loan (1 mo. Term SOFR + 2.50%)	7.95%	11/08/2028		3,635	3,607,639
Term Loan (1 mo. Term SOFR + 3.50%)	8.95%	02/18/2030		8,347	8,287,399
Momentive Performance Materials USA, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	9.85%	03/22/2028		6,745	6,476,924
Proampac PG Borrower LLC, Term Loan B (1 mo. Term SOFR + 4.50%)	12.00%	09/15/2028		9,726	9,677,030
Quantix, Incremental Term Loan (3 mo. Term SOFR + 6.25%)(d)	12.04%	05/03/2025		14,703	14,364,620
Trinseo Materials Operating S.C.A.
Incremental Term Loan (1 mo. Term SOFR + 2.50%)	7.96%	05/03/2028		9,581	7,289,858
Term Loan A(d)(e)	-	05/03/2028		1,139	1,182,631
Term Loan B(e)	-	05/03/2028		8,379	8,811,747
Tronox Finance LLC
Incremental Term Loan B (1 mo. Term SOFR + 3.25%)	8.64%	04/04/2029		10,768	10,702,537
Term Loan	8.85%	08/16/2028		2,849	2,842,456
Univar, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	9.82%	08/01/2030		9,506	9,546,746
V Global Holdings LLC (aka Vertellus)
Revolver Loan(d)(f)	0.00%	12/22/2025		1,394	1,342,891
Revolver Loan (1 mo. USD LIBOR + 5.75%)(d)	5.75%	12/22/2025		1,424	1,371,463
Term Loan(d)(e)	-	12/22/2027		22,824	21,979,479
W.R. Grace & Co., Term Loan B (3 mo. Term SOFR + 3.75%)	9.40%	09/22/2028		16,258	16,237,904
					230,465,572

Clothing & Textiles–0.64%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan B-1 (1 mo. Term SOFR + 3.50%)	8.95%	12/21/2028		12,026	12,067,489
Second Lien Term Loan (1 mo. Term SOFR + 6.00%)	11.45%	12/20/2029		1,620	1,633,438
BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. Term SOFR + 3.25%)	8.89%	04/28/2028		3,833	3,842,851
					17,543,778

Conglomerates–0.45%
APi Group DE, Inc., Incremental Term Loan (1 mo. Term SOFR + 2.50%)	7.96%	01/03/2029		4,223	4,239,534
CeramTec (CTEC III GmbH) (Germany), Term Loan B (3 mo. EURIBOR + 3.50%)	7.46%	03/16/2029	EUR	148	158,818
Safe Fleet Holdings LLC
First Lien Incremental Term Loan (1 mo. Term SOFR + 5.00%)(d)	10.44%	02/23/2029		1,438	1,451,044
Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.20%	02/02/2026		765	742,821
Term Loan B (1 mo. Term SOFR + 3.75%)	9.19%	02/17/2029		5,680	5,701,450
					12,293,667

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Containers & Glass Products–2.69%
Berlin Packaging LLC, Term Loan B-5 (3 mo. Term SOFR + 3.75%)	9.40%	03/11/2028		$6,817	$ 6,757,350
Brook & Whittle Holding Corp., First Lien Term Loan (3 mo. Term SOFR + 4.00%)	9.54%	12/14/2028		7,880	6,992,290
Duran Group (Blitz/DWK) (Germany), Term loan C-2 (1 mo. Term SOFR + 5.50%)	10.83%	05/31/2026		7,291	6,999,645
Keter Group B.V. (Netherlands)
Term Loan (3 mo. EURIBOR + 8.00%)(d)	11.97%	12/31/2024	EUR	776	835,875
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	2.00%	03/31/2025	EUR	13,723	13,565,258
Term Loan B-3-A (3 mo. EURIBOR + 4.25%)	8.20%	03/31/2025	EUR	4,662	4,607,999
LABL, Inc. (Multi-Color), Term Loan (1 mo. Term SOFR + 5.00%)	10.45%	10/29/2028		5,661	5,366,110
Libbey Glass, Inc., Term Loan B (1 mo. Term SOFR + 6.50%)	11.94%	11/22/2027		13,465	12,881,999
Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (1 mo. Term SOFR + 4.30%)	9.85%	07/07/2028		6,433	6,078,938
Mold-Rite Plastics LLC (Valcour Packaging LLC), First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	9.40%	10/04/2028		6,343	4,927,115
Refresco Group N.V. (Netherlands), Term Loan B (3 mo. Term SOFR + 4.25%)	9.63%	07/12/2029		4,738	4,742,854
					73,755,433

Cosmetics & Toiletries–0.21%
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	8.95%	06/29/2028	EUR	5,399	5,671,753

Drugs–0.25%
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. Term SOFR + 2.00%)	7.34%	11/15/2027		193	191,177
Perrigo Investments LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	7.70%	04/06/2029		6,806	6,797,151
					6,988,328

Ecological Services & Equipment–0.77%
Anticimex Global AB (Sweden)
Term Loan B-1 (3 mo. Term SOFR + 3.50%)	8.50%	11/16/2028		2,076	2,064,111
Term Loan B-2(d)(e)	-	11/16/2028		1,814	1,806,808
Term Loan B-4 (3 mo. Term SOFR + 4.00%)	8.96%	11/16/2028		1,140	1,132,094
EnergySolutions, LLC, Term Loan (1 mo. Term SOFR + 4.00%)	9.38%	09/18/2030		6,742	6,736,884
GFL Environmental, Inc. (Canada), Term Loan A (1 mo. Term SOFR + 2.50%)	7.91%	05/31/2027		926	929,430
Groundworks LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 6.50%)(d)	11.90%	03/14/2030		297	289,431
Delayed Draw Term Loan(d)(f)	0.00%	03/14/2030		453	441,590
Revolver Loan(d)(f)	0.00%	03/14/2029		339	330,779
Term Loan B (3 mo. Term SOFR + 6.50%)(d)	11.90%	03/14/2030		6,105	5,952,329
OGF (VESCAP/Obol France 3/PHM) (France), Term Loan B-2 (6 mo. EURIBOR + 4.75%)	8.86%	12/31/2025	EUR	848	845,050
Patriot Container Corp., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.20%	03/20/2025		719	684,640
					21,213,146

Electronics & Electrical–9.86%
AppLovin Corp., Term Loan (1 mo. Term SOFR + 3.00%)	8.45%	10/25/2028		5,052	5,058,529
Boxer Parent Co., Inc., Term Loan B (1 mo. EURIBOR + 4.00%)	7.85%	10/02/2025	EUR	89	97,422
Brave Parent Holdings, Inc., First Lien Term Loan(e)	-	04/18/2025		547	547,719
CommScope, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	8.71%	04/06/2026		7,225	6,353,781
ConnectWise LLC, Term Loan (1 mo. Term SOFR + 3.50%)	8.96%	10/01/2028		4	4,243
Diebold Nixdorf, Inc., Term Loan (1 mo. Term SOFR + 7.50%)	12.89%	08/11/2028		4,126	4,176,946
Digi International, Inc., Term Loan (1 mo. Term SOFR + 5.00%)	10.46%	11/01/2028		3,812	3,826,672
E2Open LLC, Term Loan (1 mo. Term SOFR + 3.50%)	8.96%	02/04/2028		8,780	8,753,710
Energizer Holdings, Inc., Term Loan (1 mo. Term SOFR + 2.25%)	7.70%	12/22/2027		5,601	5,601,343
Entegris, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.99%	07/06/2029		3,501	3,511,290
EverCommerce, Term Loan B (1 mo. Term SOFR + 3.25%)	8.46%	07/01/2028		4,149	4,154,500
Go Daddy Operating Co. LLC, Term Loan (1 mo. Term SOFR + 3.00%)	7.85%	11/09/2029		536	537,754
GoTo Group, Inc. (LogMeIn), First Lien Term Loan (3 mo. Term SOFR + 4.75%)	10.28%	08/31/2027		27,746	18,450,862
Idemia (Oberthur Tech/ Morpho/OBETEC) (France), Term Loan B (1 mo. Term SOFR + 4.75%)	10.14%	09/30/2028		3,510	3,522,992
Imperva, Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.26%)	9.63%	01/12/2026		14,822	14,840,793
Second Lien Term Loan (3 mo. Term SOFR + 8.01%)	13.38%	01/11/2027		5,341	5,371,808

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Electronics & Electrical–(continued)
Infinite Electronics
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	12.64%	03/02/2029		$750	$ 651,440
Term Loan B (3 mo. Term SOFR + 3.25%)	9.39%	03/02/2028		9,464	9,026,049
Informatica Corp., Term Loan (1 mo. Term SOFR + 2.75%)	8.21%	10/27/2028		10,386	10,382,392
ION Corporates
Incremental Term Loan B (1 mo. Term SOFR + 4.25%)	9.74%	07/12/2030		1,543	1,537,413
Term Loan (3 mo. Term SOFR + 3.75%)	9.29%	03/11/2028		2,000	1,985,890
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. SONIA + 6.87%)(d)	12.06%	08/17/2028	GBP	1,713	2,119,406
Term Loan (3 mo. SONIA + 6.87%)(d)	12.06%	08/17/2028	GBP	422	521,628
Term Loan 1 (3 mo. Term SOFR + 7.01%)(d)	11.31%	08/17/2028		5,388	5,210,475
Term Loan 2 (3 mo. Term SOFR + 7.01%)(d)	12.32%	08/17/2028		2,053	1,984,878
Mavenir Systems, Inc., Term Loan B (3 mo. Term SOFR + 4.75%)	10.39%	08/13/2028		11,852	8,676,234
McAfee Enterprise, Second Lien Term Loan (3 mo. Term SOFR + 8.25%)	13.89%	07/27/2029		1,037	369,399
Mirion Technologies, Inc., Term Loan (1 mo. Term SOFR + 2.75%)	8.40%	10/20/2028		5,642	5,649,333
Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.25%)	11.70%	04/29/2026		15,650	13,576,294
Native Instruments (Music Creation Group GMBH/APTUS) (Germany), Term Loan (3 mo. EURIBOR + 6.00%)(d)	9.80%	03/03/2028	EUR	3,929	4,092,993
Open Text Corp. (Canada), Term Loan B (1 mo. Term SOFR + 2.75%)	8.20%	01/31/2030		11,116	11,145,434
Philips Domestic Appliances (Nobel Bidco) (Netherlands), Term Loan B (6 mo. EURIBOR + 3.50%)	7.27%	06/23/2028	EUR	3,000	3,084,789
Project Accelerate Parent LLC, First Lien Term Loan (1 mo. Term SOFR + 4.25%)	9.89%	01/02/2025		3,107	3,108,508
Proofpoint, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	8.71%	08/31/2028		14,600	14,519,787
Quest Software US Holdings, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	9.55%	02/01/2029		18,017	13,249,488
RealPage, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	8.46%	04/24/2028		16,059	15,685,734
Renaissance Holding Corp., Term Loan (1 mo. Term SOFR + 4.75%)	10.07%	03/16/2030		4,283	4,283,798
Severin Acquisition LLC, First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.63%	08/01/2027		774	774,946
SonicWall U.S. Holdings, Inc.
Second Lien Term Loan (1 mo. Term SOFR + 7.50%)	13.04%	05/18/2026		1,834	1,683,078
Term Loan B (1 mo. Term SOFR + 5.61%)	10.40%	05/16/2028		6,959	6,746,878
Ultimate Software Group, Inc.
First Lien Incremental Term Loan (3 mo. Term SOFR + 3.25%)	8.76%	05/04/2026		7,504	7,518,029
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.23%	05/04/2026		8,140	8,170,736
UST Holdings Ltd., Term Loan B (1 mo. Term SOFR + 3.75%)	8.93%	11/19/2028		8,738	8,718,558
Utimaco (Germany)
Term Loan B-1 (3 mo. EURIBOR + 6.25%)(d)	10.28%	05/31/2029	EUR	9,126	9,228,363
Term Loan B-2 (3 mo. Term SOFR + 6.68%)(d)	11.99%	05/31/2029		5,122	4,753,132
WebPros, Term Loan (3 mo. Term SOFR + 5.25%)	10.90%	02/18/2027		7,400	7,390,689
					270,656,135

Financial Intermediaries–0.99%
Edelman Financial Center LLC (The), Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.21%	07/20/2026		305	304,530
LendingTree, Inc., First Lien Delayed Draw Term Loan (1 mo. Term SOFR + 3.75%)	9.21%	09/15/2028		12,882	11,443,641
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	9.37%	02/18/2027		6,613	6,265,950
Virtue (Vistra+Tricor/Thevelia LLC)
First Lien Term Loan (3 mo. Term SOFR + 4.00%)	9.54%	06/18/2029		5,170	5,170,331
First Lien Term Loan B (1 mo. Term SOFR + 4.75%)	10.29%	06/18/2029		3,937	3,951,151
					27,135,603

Food Products–2.84%
Alphia, Term Loan B (1 mo. Term SOFR + 5.00%)	10.39%	09/23/2030		7,311	6,899,957
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. Term SOFR + 4.00%)	9.35%	12/18/2026		6,767	6,762,619
Biscuit Hld S.A.S.U. (BISPOU/Cookie Acq) (France), First Lien Term Loan (6 mo. EURIBOR + 4.00%)	8.14%	02/15/2027	EUR	13,145	12,361,619
Florida Food Products LLC
First Lien Term Loan (1 mo. Term SOFR + 5.00%)(d)	10.35%	10/18/2028		3,547	3,050,267
First Lien Term Loan (1 mo. Term SOFR + 5.00%)	10.46%	10/18/2028		14,890	12,854,967
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	13.46%	10/08/2029		2,864	2,219,322

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Food Products–(continued)
H-Food Holdings LLC
Incremental Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	9.65%	05/23/2025		$9,123	$ 7,167,554
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	10.58%	05/23/2025		5,264	4,382,270
Term Loan (1 mo. USD LIBOR + 3.69%)	9.27%	05/23/2025		6,751	5,311,064
Nomad Foods Ltd. (United Kingdom), Term Loan B-4 (1 mo. Term SOFR + 3.00%)	8.47%	11/13/2029		4,280	4,287,400
Shearer’s Foods LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	13.21%	09/22/2028		304	296,373
Term Loan B (1 mo. Term SOFR + 3.50%)	8.96%	09/23/2027		690	688,874
Sigma Bidco (Netherlands), Term Loan B (1 mo. Term SOFR + 4.75%)	8.21%	01/02/2028		8,149	7,930,590
United Natural Foods, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	8.71%	10/22/2025		2,631	2,626,516
Valeo Foods (Jersey) Ltd. (Ireland), Term Loan B (6 mo. EURIBOR + 4.00%)	8.14%	09/29/2028	EUR	1,129	1,153,655
					77,993,047

Food Service–0.38%
Areas (Telfer Inv/Financiere Pax)
Revolver Loan(d)(f)	0.00%	01/02/2026	EUR	1,074	1,028,374
Term Loan B (6 mo. EURIBOR + 4.75%)	8.49%	07/01/2026	EUR	3,781	3,982,116
Euro Garages (Netherlands), Term Loan B (1 mo. Term SOFR + 4.25%)	9.56%	03/31/2026		494	493,325
New Red Finance, Inc., Term Loan B-5 (1 mo. Term SOFR + 2.25%)	7.60%	09/23/2030		4,150	4,139,851
US Foods, Inc., Incremental Term Loan B (1 mo. Term SOFR + 2.75%)	7.96%	11/22/2028		814	817,573
					10,461,239

Forest Products–0.20%
NewLife Forest Restoration LLC, Term Loan (d)(e)	-	01/31/2024		5,386	5,385,652

Health Care–3.48%
Acacium (Impala Bidco Ltd./ICS US, Inc.) (United Kingdom), Incremental Term Loan B (1 mo. Term SOFR + 5.25%)(d)	9.91%	06/08/2028		2,922	2,746,901
Ascend Learning LLC, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.95%	12/11/2028		8,172	7,999,306
athenahealth Group, Inc., Term Loan (1 mo. Term SOFR + 3.50%)	8.60%	02/15/2029		715	704,583
Bracket Intermediate Holding Corp. (Signant), Term Loan (1 mo. Term SOFR + 5.00%)	10.49%	05/03/2028		3,457	3,460,291
Cerba (Chrome Bidco) (France)
Term Loan B (EUR001M + 3.70%)	7.55%	05/24/2028	EUR	6,000	5,929,106
Term Loan C (3 mo. EURIBOR + 4.00%)	7.85%	02/14/2029	EUR	1,681	1,672,483
Cooper Pharma (Care Bidco) (France), Incremental Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	11/30/2028	EUR	1,083	1,164,061
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. Term SOFR + 4.50%)	9.89%	07/31/2029		1,887	1,887,297
Ethypharm (Financiere Verdi, Orphea Ltd.) (France), Term Loan B (3 mo. SONIA + 4.50%)	9.69%	04/17/2028	GBP	1,119	1,263,234
Explorer Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.50%)	9.96%	02/04/2027		13,586	13,397,113
Global Medical Response, Inc.
Term Loan (3 mo. Term SOFR + 4.25%)	9.89%	03/14/2025		8,852	6,702,153
Term Loan (3 mo. Term SOFR + 4.25%)	9.93%	10/02/2025		5,085	3,858,580
HC Group Holdings III, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	8.21%	10/25/2028		361	362,529
ICU Medical, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	8.04%	12/15/2028		1,680	1,674,102
Inovie Group Bidco (Labosud) (France), Term Loan B (3 mo. EURIBOR + 4.00%)	7.97%	03/03/2028	EUR	2,601	2,605,905
International SOS L.P., Term Loan B (3 mo. Term SOFR + 3.75%)(d)	9.40%	09/07/2028		7,611	7,611,293
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.46%	12/18/2028		6,504	5,189,711
Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.21%	12/17/2029		1,991	1,184,608
MJH Healthcare Holdings LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.95%	01/28/2029		998	993,104
Organon & Co., Term Loan B (3 mo. Term SOFR + 3.00%)	8.44%	06/02/2028		8,334	8,333,221
PAREXEL International Corp., First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.71%	11/15/2028		2,977	2,977,562
Sharp Midco LLC
Incremental Term Loan B (3 mo. Term SOFR + 4.50%)(d)	9.90%	12/31/2028		1,171	1,172,580
Term Loan B (3 mo. Term SOFR + 4.00%)(d)	9.49%	12/15/2028		1,224	1,223,991
Summit Behavioral Healthcare LLC, First Lien Term Loan (3 mo. Term SOFR + 4.75%)	10.40%	11/24/2028		576	576,034
Sunshine Luxembourg VII S.a.r.l. (Nestle Skin Health) (Switzerland), Term Loan (3 mo. Term SOFR + 3.75%)	8.99%	10/01/2026		1,736	1,744,032
TTF Holdings LLC (Soliant), Term Loan B (1 mo. Term SOFR + 4.00%)	9.46%	03/31/2028		1,716	1,718,065
Veonet (BLIVEO) (Germany), Term Loan B (3 mo. EURIBOR + 4.25%)	8.22%	03/14/2029	EUR	866	937,093
Verscend Holding Corp., Term Loan B-1 (1 mo. Term SOFR + 4.00%)	9.46%	08/27/2025		3,084	3,091,637

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Health Care–(continued)
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (3 mo. Term SOFR + 4.50%)	10.05%	01/15/2028		$3,077	$ 2,746,527
Second Lien Term Loan (3 mo. Term SOFR + 8.25%)	13.63%	01/15/2029		551	479,752
					95,406,854

Home Furnishings–2.02%
Hilding Anders AB (Sweden)
Term Loan (6 mo. EURIBOR + 5.00%)	9.11%	02/28/2026	EUR	1,297	423,681
Term Loan (6 mo. EURIBOR + 10.00%)(d)	14.11%	12/31/2026	EUR	99	104,664
Term Loan (3 mo. EURIBOR + 10.00%)(d)	14.11%	12/31/2026	EUR	127	134,555
Term Loan (6 mo. EURIBOR + 0.00%)(d)	3.97%	02/26/2027	EUR	1,238	0
Homeserve USA Holding Corp., Term Loan (1 mo. Term SOFR + 3.00%)	8.33%	10/21/2030		3,724	3,732,407
Hunter Douglas Holding B.V.
Term Loan B-1 (3 mo. Term SOFR + 3.50%)	8.88%	02/26/2029		14,405	13,965,437
Term Loan B-2 (3 mo. EURIBOR + 4.00%)	7.96%	02/26/2029	EUR	294	313,842
Mattress Holding Corp., Term Loan (6 mo. USD LIBOR + 4.25%)	9.95%	09/25/2028		11,454	11,396,448
Serta Simmons Bedding LLC, Term Loan (1 mo. Term SOFR + 7.50%)	12.82%	06/29/2028		9,641	9,424,513
SIWF Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	9.46%	10/06/2028		8,572	7,350,420
VC GB Holdings, Inc., Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.40%	07/01/2029		2,122	2,002,455
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.25%)	9.70%	10/30/2027		1,719	1,484,602
Term Loan B (1 mo. Term SOFR + 3.25%)	8.71%	10/30/2027		5,812	5,007,684
					55,340,708

Industrial Equipment–4.58%
Chart Industries, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	8.67%	03/20/2030		4,494	4,492,455
Deliver Buyer, Inc. (MHS Holdings), Term Loan B (3 mo. Term SOFR + 5.50%)	10.90%	06/08/2029		9,831	8,618,859
DXP Enterprises, Inc., Incremental Term Loan (1 mo. Term SOFR + 4.75%)(d)	10.29%	10/11/2030		5,400	5,407,369
EMRLD Borrower L.P. (Copeland), Term Loan B (1 mo. Term SOFR + 3.00%)	8.35%	05/05/2030		4,558	4,566,788
Kantar (Summer BC Bidco/KANGRP) (United Kingdom)
Revolver Loan(d)(f)	0.00%	06/04/2026		4,471	4,135,988
Revolver Loan (1 mo. USD LIBOR + 3.00%)(d)	8.72%	06/04/2026		2,529	2,339,012
Term Loan B (3 mo. Term SOFR + 5.00%)	10.66%	12/04/2026		7,131	6,981,362
Term Loan B-2 (3 mo. Term SOFR + 4.50%)	10.15%	12/04/2026		583	570,987
Minimax (-Viking GmbH, -MX Holdings US, Inc.), Term Loan B-1D (1 mo. Term SOFR + 2.75%)	8.21%	07/31/2028		495	496,065
MKS Instruments, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	7.82%	08/17/2029		9,857	9,860,820
Robertshaw US Holding Corp.
First Lien Term Loan (3 mo. Term SOFR + 3.24%)(d)	5.00%	02/28/2027		18,854	19,042,651
Revolver Loan(d)(f)	8.63%	06/24/2027		5,620	5,619,809
Second Lien Term Loan (3 mo. Term SOFR + 7.24%)	12.63%	02/28/2027		21,293	17,513,206
Third Lien Term Loan (3 mo. Term SOFR + 5.60%)(d)	10.99%	02/28/2027		4,778	3,105,692
Tank Holding Corp.
Revolver Loan (1 mo. Term SOFR + 5.85%)(d)	13.25%	03/31/2028		142	137,643
Revolver Loan(d)(f)	0.00%	03/31/2028		1,560	1,514,018
Term Loan (1 mo. Term SOFR + 6.00%)	11.20%	03/31/2028		20,372	19,557,016
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (6 mo. Term SOFR + 3.50%)	9.38%	07/30/2027		3,865	3,868,303
Victory Buyer LLC (Vantage Elevator)
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)(d)	12.64%	11/19/2029		789	680,584
Term Loan B (1 mo. Term SOFR + 3.75%)	9.39%	11/15/2028		7,634	7,226,668
					125,735,295

Insurance–2.72%
Acrisure LLC
First Lien Term Loan (1 mo. Term SOFR + 3.50%)	9.15%	02/15/2027		9,261	9,205,251
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.40%	02/15/2027		7,366	7,356,890
First Lien Term Loan (1 mo. Term SOFR + 4.25%)	9.90%	02/15/2027		7,403	7,408,739
First Lien Term Loan (1 mo. Term SOFR + 4.50%)	9.89%	11/06/2030		2,855	2,856,564

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Insurance–(continued)
Alliant Holdings Intermediate LLC
Term Loan (1 mo. USD LIBOR + 3.50%)	8.96%	11/06/2027		$6,192	$ 6,204,434
Term Loan B (1 mo. Term SOFR + 3.50%)	8.83%	11/05/2027		3,815	3,823,495
Ryan Specialty Group LLC, Term Loan (1 mo. Term SOFR + 3.00%)	8.45%	09/01/2027		7,584	7,607,713
Sedgwick Claims Management Services, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	9.10%	02/24/2028		12,905	12,936,505
USI, Inc.
Term Loan (1 mo. Term SOFR + 3.75%)	9.14%	11/22/2029		13,001	13,016,019
Term Loan B (1 mo. Term SOFR + 3.25%)	8.64%	09/14/2030		1,346	1,346,213
Term Loan B (1 mo. Term SOFR + 3.25%)	8.64%	09/14/2030		2,936	2,936,678
					74,698,501

Leisure Goods, Activities & Movies–3.60%
Accell Group (Sprint HoldCo) (Netherlands), Term Loan B (3 mo. EURIBOR + 4.90%)	8.65%	09/16/2029	EUR	2,500	2,313,064
Alpha Topco Ltd. (United Kingdom), Term Loan B-2 (1 mo. Term SOFR + 3.25%)	7.60%	01/15/2030		2,666	2,672,085
Bright Horizons Family Solutions, Inc., Term Loan B(e)	-	11/19/2028		3,592	3,590,466
Callaway Golf Co., Term Loan B (1 mo. Term SOFR + 3.50%)	8.95%	03/09/2030		2,697	2,693,567
Carnival Corp.
Incremental Term Loan (1 mo. Term SOFR + 3.25%)	8.71%	10/18/2028		21,131	21,060,040
Term Loan (1 mo. Term SOFR + 3.00%)	8.32%	08/08/2027		3,595	3,581,561
Crown Finance US, Inc., Term Loan (1 mo. Term SOFR + 8.50%)	7.38%	07/31/2028		9,893	10,114,063
Fitness International LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	8.70%	04/18/2025		6,570	6,549,913
Lakeland Tours LLC (6 mo. USD LIBOR + 0.00%)	13.25%	09/25/2027		1,122	869,926
Nord Anglia Education, Term Loan B (1 mo. Term SOFR + 4.00%)	9.39%	01/31/2028		5,305	5,330,660
OEG Borrower LLC (Opry Entertainment), Term Loan B (3 mo. Term SOFR + 5.00%)(d)	10.51%	05/20/2029		7,201	7,210,121
Parques Reunidos (Piolin Bidco S.A.U.) (Spain)
Revolver Loan(d)(f)	0.00%	03/16/2026		3,255	3,383,465
Revolver Loan (1 mo. Term SOFR + 3.50%)	8.84%	03/16/2026	EUR	2,345	2,438,024
Royal Caribbean Cruises Ltd.
Revolver Loan(d)(f)	0.00%	04/05/2024		10,587	9,793,385
Revolver Loan(d)(e)	-	04/12/2024		452	433,937
Revolver Loan(d)(f)	0.00%	04/12/2024		1,621	1,556,009
Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%)	7.72%	02/27/2027	EUR	5,233	4,546,008
SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	8.46%	08/25/2028		2,177	2,179,520
Six Flags Theme Parks, Inc., Term Loan B (1 mo. Term SOFR + 1.75%)	7.20%	04/17/2026		1,229	1,228,525
Vue International Bidco PLC (United Kingdom)
Term Loan (6 mo. EURIBOR + 8.00%)	12.13%	06/30/2027	EUR	2,223	2,371,666
Term Loan (6 mo. EURIBOR + 8.50%)	12.63%	12/31/2027	EUR	13,629	4,969,727
					98,885,732

Lodging & Casinos–1.22%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.21%	02/02/2026		6,471	6,057,320
First Lien Term Loan (1 mo. Term SOFR + 4.75%)	10.21%	02/02/2026		1,400	1,313,452
Everi Holdings, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	7.96%	08/03/2028		333	334,099
Four Seasons Holdings, Inc. (Canada), Term Loan B (1 mo. Term SOFR + 2.50%)	7.95%	11/30/2029		801	803,642
Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. Term SOFR + 3.00%)	8.21%	08/02/2028		6,422	6,426,374
HotelBeds (United Kingdom)
Term Loan B-2 (3 mo. EURIBOR + 5.00%)	8.51%	09/12/2028	EUR	3,975	4,305,297
Term Loan C (6 mo. EURIBOR + 4.50%)	8.01%	09/30/2027	EUR	2,534	2,737,008
Term Loan D (6 mo. EURIBOR + 5.25%)	9.23%	09/12/2027	EUR	8,094	8,796,711
Travel + Leisure Co., Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.49%	12/14/2029		2,577	2,582,466
					33,356,369

Nonferrous Metals & Minerals–0.85%
American Rock Salt Co. LLC
First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.46%	06/09/2028		5,188	4,772,618
Second Lien Term Loan (1 mo. Term SOFR + 7.25%)(d)	12.71%	06/11/2029		212	185,394
AZZ, Inc., Term Loan (1 mo. Term SOFR + 4.25%)	9.10%	05/13/2029		7,860	7,889,251
Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 4.00%)	9.68%	07/31/2026		8,187	8,146,124
Form Technologies LLC, First Lien Term Loan (3 mo. Term SOFR + 9.00%)	14.49%	10/22/2025		2,090	1,581,001

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Nonferrous Metals & Minerals–(continued)
SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (3 mo. Term SOFR + 4.00%)	9.46%	03/16/2027		$758	$ 753,972
					23,328,360

Oil & Gas–1.65%
Brazos Delaware II LLC, First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	02/01/2030		5,582	5,591,540
GIP Pilot Acquisition Partners, L.P. (Global Infrastructure), Term Loan (1 mo. Term SOFR + 3.00%)	8.39%	10/04/2030		3,357	3,356,890
Gulf Finance LLC, Term Loan (1 mo. Term SOFR + 6.75%)	12.19%	08/25/2026		5,362	5,392,081
ITT Holdings LLC (IMTT), Incremental Term Loan(e)	-	10/11/2030		5,366	5,370,517
McDermott International Ltd.
LOC(f)	0.00%	06/30/2024		6,610	4,709,853
LOC (3 mo. Term SOFR + 4.26%)(d)	4.50%	06/30/2024		2,365	1,064,129
LOC(f)	0.00%	12/31/2026		1,692	1,463,713
LOC (3 mo. Term SOFR + 5.01%)(d)	4.75%	12/31/2026		525	432,989
PIK Second Lien Term Loan, 3.00% PIK Rate, 6.46% Cash Rate(g)	3.00%	06/30/2025		1,564	728,806
Term Loan (1 mo. Term SOFR + 3.00%)(d)	8.46%	06/30/2024		279	202,279
Term Loan (3 mo. Term SOFR + 7.76%)(d)	13.16%	12/31/2026		1,576	1,552,065
Petroleum GEO-Services ASA (Norway)
Term Loan (3 mo. Term SOFR + 6.75%)	12.14%	03/18/2024		1,133	1,140,805
Term Loan (1 mo. USD LIBOR + 7.00%)	12.65%	03/19/2024		792	794,322
QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. Term SOFR + 8.00%)	13.46%	08/27/2026		1,231	1,229,869
TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.84%	11/17/2028		10,200	10,194,945
WhiteWater Whistler Holdings LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	8.15%	02/15/2030		2,088	2,092,220
					45,317,023

Publishing–2.80%
Cengage Learning, Inc., Term Loan B (3 mo. Term SOFR + 4.75%)	10.41%	06/29/2026		20,517	20,532,373
Century DE Buyer LLC (Simon & Schuster), Term Loan B (1 mo. Term SOFR + 4.00%)	9.39%	09/30/2030		4,032	4,035,629
Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)(d)	9.42%	12/01/2028		12,765	12,637,636
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (1 mo. Term SOFR + 5.25%)	10.70%	04/09/2029		10,745	10,434,594
Second Lien Term Loan B (1 mo. Term SOFR + 8.00%)	13.85%	04/08/2030		8,460	7,648,403
McGraw-Hill Education, Inc., Term Loan (1 mo. Term SOFR + 4.75%)	10.21%	07/28/2028		13,684	13,476,768
Micro Holding L.P., Term Loan B-3 (1 mo. Term SOFR + 4.25%)	9.60%	05/03/2028		8,416	8,163,498
					76,928,901

Radio & Television–0.48%
Diamond Sports Holdings LLC, Second Lien Term Loan (h)(i)	0.00%	08/24/2026		3,798	93,376
E.W. Scripps Co. (The), Term Loan B (1 mo. Term SOFR + 2.75%)	8.46%	01/07/2028		919	892,555
iHeartCommunications, Inc.
Second Lien Incremental Term Loan (1 mo. Term SOFR + 3.25%)	8.71%	05/01/2026		950	793,306
Term Loan (1 mo. Term SOFR + 3.00%)	8.46%	05/01/2026		4,620	3,885,890
Nexstar Broadcasting, Inc.
Term Loan B (1 mo. Term SOFR + 2.50%)	7.94%	06/02/2028		2,425	2,415,955
Term Loan B-4 (1 mo. Term SOFR + 2.50%)	7.96%	09/18/2026		3,154	3,155,638
Sinclair Television Group, Inc.
Term Loan B-3 (1 mo. Term SOFR + 3.00%)	8.46%	04/01/2028		1,877	1,462,380
Term Loan B-4 (1 mo. Term SOFR + 3.75%)	9.20%	04/21/2029		570	433,186
					13,132,286

Retailers (except Food & Drug)–2.26%
Action Holding B.V. (Netherlands)
Term Loan B-3 (3 mo. EURIBOR + 3.75%)	7.72%	09/29/2028	EUR	886	965,349
Term Loan B-4(e)	-	10/19/2030		7,016	7,020,175
CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.93%	11/08/2027		11,823	11,854,978
Petco Animal Supplies, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.25%)	8.90%	03/02/2028		12,347	11,719,052
PetSmart, Inc., Term Loan (1 mo. Term SOFR + 3.75%)	9.20%	02/11/2028		24,252	23,918,907
Savers, Inc., Term Loan (1 mo. Term SOFR + 5.50%)	10.90%	04/26/2028		6,430	6,462,457
					61,940,918

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Surface Transport–2.01%
First Student Bidco, Inc.
Incremental Term Loan B (3 mo. Term SOFR + 4.00%)	9.49%	07/21/2028		$12,767	$ 12,678,031
Term Loan B (3 mo. Term SOFR + 3.00%)	8.66%	07/21/2028		5,411	5,335,270
Term Loan C (3 mo. Term SOFR + 3.00%)	8.65%	07/21/2028		2,033	2,005,265
Hurtigruten (Explorer II AS) (Norway), Term Loan B (3 mo. EURIBOR + 6.50%)	10.45%	02/26/2027	EUR	8,164	6,016,185
Novae LLC, Term Loan B (3 mo. Term SOFR + 5.00%)	10.43%	12/22/2028		1,462	1,408,031
Odyssey Logistics & Technology Corp., Term Loan B (1 mo. Term SOFR + 4.50%)	9.85%	10/12/2027		6,720	6,541,248
PODS LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.00%)(d)	9.46%	04/01/2028		4,316	4,186,524
Term Loan B (1 mo. Term SOFR + 3.00%)	8.46%	04/01/2028		11,854	11,314,609
STG - XPOI Opportunity, Term Loan B (1 mo. Term SOFR + 6.00%)(d)	11.54%	03/24/2028		6,549	5,599,368
					55,084,531

Telecommunications–3.48%
Avaya, Inc., Term Loan (1 mo. Term SOFR + 8.50%)
(Acquired 04/22/2021-10/31/2023; Cost $32,977,274)(j)	7.00%	05/15/2029		8,463	7,507,079
Cablevision Lightpath LLC, Term Loan (1 mo. Term SOFR + 3.25%)	8.69%	11/30/2027		6,904	6,882,765
CCI Buyer, Inc. (Consumer Cellular), Term Loan (3 mo. Term SOFR + 3.75%)	9.39%	12/17/2027		3,792	3,772,064
CenturyLink, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	7.71%	03/15/2027		7,330	4,439,697
Crown Subsea Communications Holding, Inc.
Incremental Term Loan (1 mo. Term SOFR + 5.25%)	10.68%	04/27/2027		3,384	3,405,500
Term Loan (1 mo. Term SOFR + 4.75%)	10.43%	04/27/2027		10,149	10,224,803
II-VI, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	8.21%	07/02/2029		5,360	5,365,749
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 3.50%)	8.85%	12/11/2026		6,468	6,461,678
Iridium Satellite LLC, Term Loan (1 mo. Term SOFR + 2.50%)	7.85%	09/15/2030		930	931,567
MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan (3 mo. Term SOFR + 4.50%)	10.01%	11/30/2025		160	21,949
Second Lien Term Loan B-1 (3 mo. Term SOFR + 6.80%)	12.20%	11/01/2027		32,765	6,389,102
Term Loan (3 mo. Term SOFR + 6.54%)	11.94%	11/01/2027		13,941	8,364,527
Third Lien Term Loan (3 mo. Term SOFR + 9.35%)(d)	14.75%	11/01/2027		8,144	1,017,966
Telesat LLC, Term Loan B-5 (1 mo. Term SOFR + 2.75%)	8.40%	12/07/2026		10,390	7,103,446
ViaSat, Inc.
Term Loan (1 mo. Term SOFR + 3.75%)	9.85%	03/02/2029		8,209	7,938,762
Term Loan B (1 mo. Term SOFR + 4.50%)	9.94%	05/30/2030		3,764	3,632,481
Voyage Digital (NC) Ltd., Term Loan B (3 mo. Term SOFR + 4.50%)(d)	9.37%	05/10/2029		5,430	5,426,873
Windstream Services LLC, Term Loan (1 mo. Term SOFR + 6.25%)	11.70%	09/21/2027		6,886	6,487,630
					95,373,638

Utilities–1.79%
Brookfield WEC Holdings, Inc.
First Lien Term Loan (1 mo. Term SOFR + 2.75%)	8.21%	08/01/2025		5,607	5,620,055
Incremental Term Loan (1 mo. Term SOFR + 3.75%)	9.10%	08/01/2025		9,019	9,048,809
Covanta Energy Corp.
Term Loan B (1 mo. Term SOFR + 3.00%)	8.32%	11/30/2028		3,753	3,754,354
Term Loan C (1 mo. Term SOFR + 3.00%)	8.32%	11/30/2028		281	281,576
Generation Bridge LLC, Term Loan B (1 mo. Term SOFR + 4.25%)	9.60%	08/22/2029		3,828	3,846,023
Granite Generation LLC, Term Loan (1 mo. Term SOFR + 3.75%)	9.21%	11/09/2026		6,506	6,452,371
KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (6 mo. Term SOFR + 4.00%)	9.65%	08/14/2026		4,631	3,996,004
Nautilus Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	10.90%	11/16/2026		5,181	4,066,809
Talen Energy Supply LLC
Term Loan B (1 mo. Term SOFR + 4.50%)	9.87%	05/27/2030		7,012	7,046,386
Term Loan C (1 mo. Term SOFR + 4.50%)	9.87%	05/27/2030		5,027	5,051,918
					49,164,305
Total Variable Rate Senior Loan Interests (Cost $2,497,623,552)					2,370,679,918

U.S. Dollar Denominated Bonds & Notes–4.66%
Aerospace & Defense–0.29%
Rand Parent LLC (k)	8.50%	02/15/2030		8,332	7,881,761

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Air Transport–0.08%
American Airlines, Inc. (k)	8.50%	05/15/2029	$1,902	$ 1,963,183
Mesa Airlines, Inc., Class B (Acquired 11/25/2015; Cost $222,061)(d)(j)	5.75%	07/15/2025	222	214,644
				2,177,827

Building & Development–0.52%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (k)	5.75%	05/15/2026	2,637	2,503,478
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(k)	4.50%	04/01/2027	10,955	9,616,025
Signal Parent, Inc.(k)	6.13%	04/01/2029	3,431	2,233,118
				14,352,621

Business Equipment & Services–0.64%
ADT Security Corp. (The) (k)	4.13%	08/01/2029	10,363	9,218,562
GTCR W-2 Merger Sub LLC(k)	7.50%	01/15/2031	8,301	8,463,492
				17,682,054

Cable & Satellite Television–0.90%
Altice Financing S.A. (Luxembourg) (k)	5.75%	08/15/2029	2,188	1,801,496
Altice Financing S.A. (Luxembourg)(k)	5.00%	01/15/2028	11,665	9,998,479
Altice France S.A. (France)(k)	5.50%	01/15/2028	4,994	3,826,897
Altice France S.A. (France)(k)	5.50%	10/15/2029	4,322	3,123,650
Virgin Media Secured Finance PLC (United Kingdom)(k)	4.50%	08/15/2030	6,819	5,857,998
				24,608,520

Chemicals & Plastics–0.68%
INEOS Quattro Finance 2 PLC (United Kingdom) (k)	9.63%	03/15/2029	2,115	2,186,208
SK Invictus Intermediate II S.a.r.l.(k)	5.00%	10/30/2029	12,324	10,024,342
Windsor Holdings III LLC (Acquired 06/22/2023-08/15/2023; Cost $6,233,247)(j)(k)	8.50%	06/15/2030	6,254	6,440,782
				18,651,332

Ecological Services & Equipment–0.05%
GFL Environmental, Inc. (Canada) (k)	6.75%	01/15/2031	1,399	1,412,991

Food Products–0.01%
Sigma Holdco B.V. (Netherlands) (k)	7.88%	05/15/2026	216	186,009

Health Care–0.08%
Global Medical Response, Inc. (k)	6.50%	10/01/2025	2,829	2,096,176

Industrial Equipment–0.54%
Chart Industries, Inc. (k)	7.50%	01/01/2030	5,405	5,519,353
Emerald Debt Merger Sub LLC(k)	6.63%	12/15/2030	9,325	9,313,344
				14,832,697

Publishing–0.04%
McGraw-Hill Education, Inc. (k)	5.75%	08/01/2028	1,338	1,222,196

Radio & Television–0.00%
Diamond Sports Group LLC/Diamond Sports Finance Co. (h)(i)(k)	0.00%	08/15/2026	2,398	59,950

Retailers (except Food & Drug)–0.11%
Evergreen Acqco 1 L.P./TVI, Inc. (k)	9.75%	04/26/2028	2,956	3,069,363

Surface Transport–0.06%
First Student Bidco, Inc./First Transit Parent, Inc. (k)	4.00%	07/31/2029	1,850	1,574,829

Telecommunications–0.58%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom) (k)	6.75%	10/01/2026	9,568	9,194,535
Windstream Escrow LLC/Windstream Escrow Finance Corp.(k)	7.75%	08/15/2028	8,184	6,754,991
				15,949,526

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Utilities–0.08%
Calpine Corp. (k)	4.50%	02/15/2028		$2,344	$ 2,213,921
Total U.S. Dollar Denominated Bonds & Notes (Cost $136,485,702)					127,971,773

Non-U.S. Dollar Denominated Bonds & Notes–3.89%(l)
Air Transport–0.01%
Skill Bidco ApS (Denmark) (3 mo. EURIBOR + 6.75%)(k)(m)	10.71%	03/02/2028	EUR	195	211,966

Automotive–0.24%
Cabonline (Sweden)(k)	14.00%	03/19/2026	SEK	9,385	891,260
Cabonline (Sweden)(i)(k)	0.00%	04/19/2026	SEK	36,287	2,936,439
Cabonline (Sweden)(k)	14.00%	03/19/2026	SEK	18,769	1,788,587
Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(k)(m)	8.46%	09/30/2028	EUR	917	964,223
					6,580,509

Building & Development–0.06%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(k)(m)	8.97%	01/15/2027	EUR	462	503,646
APCOA Parking Holdings GmbH (Germany)(k)	4.63%	01/15/2027	EUR	939	939,220
Fagus Holdco PLC (United Kingdom)(d)	0.00%	09/05/2029	EUR	118	128,082
					1,570,948

Cable & Satellite Television–0.17%
Altice Finco S.A. (Luxembourg)(k)	4.75%	01/15/2028	EUR	3,712	3,144,772
Altice France Holding S.A. (Luxembourg)(k)	8.00%	05/15/2027	EUR	2,923	1,559,027
					4,703,799

Electronics & Electrical–0.35%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(k)(m)	9.10%	02/15/2029	EUR	2,000	2,070,796
Versuni Group B.V. (Netherlands)(k)	3.13%	06/15/2028	EUR	8,186	7,611,498
					9,682,294

Financial Intermediaries–1.46%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(k)(m)	8.97%	08/01/2024	EUR	7,201	5,153,834
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(k)(m)	10.22%	05/01/2026	EUR	1,945	1,733,932
Garfunkelux Holdco 3 S.A. (Luxembourg)(k)	6.75%	11/01/2025	EUR	6,615	5,709,531
Kane Bidco Ltd. (United Kingdom)(k)	6.50%	02/15/2027	GBP	1,034	1,205,042
Sherwood Financing PLC (United Kingdom)(k)	6.00%	11/15/2026	GBP	937	1,001,125
Sherwood Financing PLC (United Kingdom)(k)	4.50%	11/15/2026	EUR	968	928,266
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(k)(m)	8.63%	11/15/2027	EUR	6,242	6,630,505
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(k)(m)	8.63%	11/15/2027	EUR	6,000	6,373,443
Very Group Funding PLC (The) (United Kingdom)(k)	6.50%	08/01/2026	GBP	3,150	3,447,096
Very Group Funding PLC (The) (United Kingdom)(k)	6.50%	08/01/2026	GBP	7,141	7,814,513
					39,997,287

Food Products–0.59%
Sigma Holdco B.V. (Netherlands)(k)	5.75%	05/15/2026	EUR	5,000	4,626,606
Sigma Holdco B.V. (Netherlands)(k)	5.75%	05/15/2026	EUR	12,597	11,656,272
					16,282,878

Industrial Equipment–0.20%
Kantar (Summer BC Holdco A S.a.r.l.) (Luxembourg)(k)	9.25%	10/31/2027	EUR	5,997	5,582,752

Leisure Goods, Activities & Movies–0.04%
Deuce Finco PLC (United Kingdom)(k)	5.50%	06/15/2027	GBP	807	922,658

Retailers (except Food & Drug)–0.55%
Douglas GmbH (Germany)(k)	6.00%	04/08/2026	EUR	2,500	2,654,499
Douglas GmbH (Germany)(k)	6.00%	04/08/2026	EUR	2,823	2,997,460
Kirk Beauty SUN GmbH , 9.00% PIK Rate, 8.25% Cash Rate (Germany)(g)(k)	9.00%	10/01/2026	EUR	7,895	7,962,666
Kirk Beauty SUN GmbH 9.00% PIK Rate, 8.25% Cash Rate (Germany)(g)(k)	9.00%	10/01/2026	EUR	1,500	1,512,767
					15,127,392

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Surface Transport–0.22%
Zenith Finco PLC (United Kingdom)(k)	6.50%	06/30/2027	GBP	4,906	$ 5,097,691
Zenith Finco PLC (United Kingdom)(k)	6.50%	06/30/2027	GBP	846	879,056
					5,976,747
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $114,769,480)					106,639,230

				Shares
Common Stocks & Other Equity Interests–2.69%(n)
Aerospace & Defense–0.00%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $145,528)(d)(j)				134	7

Automotive–0.01%
Cabonline (Sweden)				9,384,746	9
Cabonline (Sweden)				312,441,524	297,453
Cabonline (Sweden)				10,996,102	10
Dayco Products LLC (Acquired 06/16/2006-05/29/2008; Cost $104,068)(d)(j)				3,261	0
Dayco Products LLC (Acquired 06/16/2006-02/18/2014; Cost $1,275,974)(d)(j)				3,266	0
					297,472

Building & Development–0.00%
Haya (Holdco2 PLC/Real Estate SAU) (Spain)(d)				7,135	0
Lake at Las Vegas Joint Venture LLC, Class A(d)				518	0
Lake at Las Vegas Joint Venture LLC, Class B(d)				4	0
					0

Business Equipment & Services–0.92%
Monitronics International, Inc. (Acquired 06/30/2023; Cost $8,220,186)(j)				408,355	8,575,455
My Alarm Center LLC, Class A(d)(o)				68,686	16,635,703
					25,211,158

Containers & Glass Products–0.01%
Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $146,927)(j)				36,078	211,958

Electronics & Electrical–0.12%
Diebold Nixdorf, Inc.				124,443	3,195,696
Riverbed Technology, Inc. (Acquired 07/03/2023; Cost $13,461)(d)(j)				103,543	13,461
					3,209,157

Home Furnishings–0.16%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $56,360)(j)				363,612	4,332,982

Industrial Equipment–0.00%
North American Lifting Holdings, Inc.				7,347	13,776

Leisure Goods, Activities & Movies–0.32%
Crown Finance US, Inc.				456,471	8,673,178
Crown Finance US, Inc.				3,058	58,104
Vue International Bidco PLC (United Kingdom)(d)				13,014,387	0
					8,731,282

Lodging & Casinos–0.03%
Caesars Entertainment, Inc.(p)				19,983	893,640

Oil & Gas–0.87%
McDermott International Ltd.(p)				629,763	113,358
McDermott International Ltd.(d)				2,314,309	395,747
QuarterNorth Energy Holding, Inc.(d)				131,162	22,172,936
QuarterNorth Energy Holding, Inc., Wts., expiring 08/27/2029(d)				45,751	786,917
QuarterNorth Energy Holding, Inc., Wts., expiring 08/27/2029(d)				88,114	39,651
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $4,259,838)(d)(j)				261,209	235,088
Southcross Energy Partners L.P.(d)				145,102	0
					23,743,697

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

			Shares	Value

Radio & Television–0.03%
iHeartMedia, Inc., Class A(p)			306,089	$801,953

iHeartMedia, Inc., Class B(d)(p)			29	54

				802,007

Retailers (except Food & Drug)–0.01%
Claire’s Stores, Inc. (Acquired 10/12/2018; Cost $1,111,774)(j)			692	256,616

Toys R US, Inc.(d)			11	27,643

Vivarte S.A.S. (France)(d)			233,415	112,910

				397,169

Surface Transport–0.12%
Commercial Barge Line Co.(d)			14,574	1,603,723

Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030(d)			45,008	21,097

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045(d)			96,238	60,149

Commercial Barge Line Co., Wts., expiring 04/27/2045(d)			15,321	1,685,923

				3,370,892

Telecommunications–0.09%
Avaya Holdings Corp. (Acquired 05/01/2023; Cost $4,396,125)(j)			293,075	2,149,265

Avaya, Inc. (Acquired 05/01/2023; Cost $797,295)(j)			53,153	389,798

				2,539,063

Total Common Stocks & Other Equity Interests (Cost $91,386,320)				73,754,260

Preferred Stocks–0.63%(n)
Oil & Gas–0.01%
McDermott International Ltd., Pfd.(d)			1,787	357,481

Southcross Energy Partners L.P., Series A, Pfd.(d)			577,315	5,138

				362,619

Surface Transport–0.62%
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045(d)			45,008	1,057,688

Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $1,586,876)(d)(j)			68,517	9,265,554

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $1,114,451)(d)(j)			48,119	6,507,132

				16,830,374

Total Preferred Stocks (Cost $5,263,132)				17,192,993

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Asset-Backed Securities–0.03%
Structured Products–0.03%
Bain Capital Credit CLO Ltd., Series 2022-2A, Class E (Cayman Islands) (3 mo. Term SOFR + 7.84%) (k)(m) (Cost $990,977)	13.25%	04/22/2035	$1,000	986,120

Municipal Obligations–0.46%
Arizona–0.46%
Arizona (State of) Industrial Development Authority (NewLife Forest Restoration LLC) (Green Bonds), Series 2022 A, RB
(Acquired 02/22/2022-07/01/2023; Cost $13,928,173) (Cost $12,219,402)(j)(k)	9.00%	01/01/2028	14,935	12,635,107

			Shares
Money Market Funds–6.02%
Invesco Government & Agency Portfolio,Institutional Class, 5.28%(o)(q)			57,854,447	57,854,447

Invesco Liquid Assets Portfolio,Institutional Class, 5.46%(o)(q)			41,313,834	41,334,491

Invesco Treasury Portfolio,Institutional Class, 5.28%(o)(q)			66,119,368	66,119,368

Total Money Market Funds (Cost $165,299,983)				165,308,306

TOTAL INVESTMENTS IN SECURITIES–104.78% (Cost $3,024,038,548)				2,875,167,707

OTHER ASSETS LESS LIABILITIES–(4.78)%				(131,210,844)

NET ASSETS–100.00%				$2,743,956,863

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

Investment Abbreviations:

CLO	– Collateralized Loan Obligation
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
USD	– U.S. Dollar
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	This variable rate interest will settle after November 30, 2023, at which time the interest rate will be determined.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Acquired as part of a bankruptcy restructuring.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $3,089,765, which represented less than 1% of the Fund’s Net Assets.

(j)	Restricted security. The aggregate value of these securities at November 30, 2023 was $58,734,928, which represented 2.14% of the Fund’s Net Assets.
(k)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $247,889,504, which represented 9.03% of the Fund’s Net Assets.

(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(n)	Securities acquired through the restructuring of senior loans.
(o)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 39,229,510	$ 94,345,298	$ (75,720,361)	$ -	$ -	$ 57,854,447	$ 599,100
Invesco Liquid Assets Portfolio, Institutional Class	28,018,843	67,389,498	(54,085,972)	8,512	3,610	41,334,491	391,599
Invesco Treasury Portfolio, Institutional Class	44,833,726	107,823,197	(86,537,555)	-	-	66,119,368	609,538
Investments in Other Affiliates:
My Alarm Center LLC, Class A	16,635,703	-	-	-	-	16,635,703	-
Total	$128,717,782	$269,557,993	$(216,343,888)	$8,512	$3,610	$181,944,009	$1,600,237

(p)	Non-income producing security.
(q)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)

Currency Risk

12/29/2023	Barclays Bank PLC	USD	9,716,725	GBP	7,749,841	$ 69,367

12/29/2023	BNP Paribas S.A.	EUR	1,000,000	USD	1,096,220	6,460

12/29/2023	BNP Paribas S.A.	USD	87,454	SEK	975,614	5,550

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

Open Forward Foreign Currency Contracts–(continued)

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)

01/31/2024	BNP Paribas S.A.	EUR	64,068,102	USD	70,113,843	$ 195,741

01/31/2024	Deutsche Bank AG	EUR	2,000,000	USD	2,183,138	520

12/29/2023	Morgan Stanley and Co. International PLC	USD	11,465,752	GBP	9,170,322	114,049

01/31/2024	Morgan Stanley and Co. International PLC	EUR	63,111,861	USD	69,059,006	184,457

01/31/2024	Royal Bank of Canada	EUR	292,389	USD	320,359	1,272

12/29/2023	State Street Bank & Trust Co.	USD	1,251,164	GBP	1,000,000	11,584

01/31/2024	State Street Bank & Trust Co.	EUR	72,068,102	USD	78,862,776	214,202

01/31/2024	State Street Bank & Trust Co.	SEK	65,328,474	USD	6,286,624	49,997

12/29/2023	Toronto-Dominion Bank (The)	USD	9,865,504	GBP	7,867,263	68,863

Subtotal–Appreciation						922,062

Currency Risk

12/29/2023	Barclays Bank PLC	EUR	63,107,127	USD	67,111,313	(1,660,324)

01/31/2024	Barclays Bank PLC	GBP	7,815,703	USD	9,802,573	(68,977)

12/29/2023	BNP Paribas S.A.	EUR	62,070,469	USD	65,955,342	(1,686,588)

12/29/2023	BNP Paribas S.A.	GBP	9,098,578	USD	11,086,021	(403,187)

12/29/2023	BNP Paribas S.A.	SEK	59,640,344	USD	5,401,513	(283,896)

12/29/2023	BNP Paribas S.A.	USD	69,997,111	EUR	64,068,102	(178,241)

12/29/2023	Citibank N.A.	SEK	6,276,500	USD	561,839	(36,488)

12/29/2023	J.P. Morgan Chase Bank, N.A.	EUR	1,000,000	USD	1,075,788	(13,972)

12/29/2023	Morgan Stanley and Co. International PLC	GBP	8,407,163	USD	10,227,065	(389,060)

12/29/2023	Morgan Stanley and Co. International PLC	USD	68,944,028	EUR	63,111,861	(167,231)

01/31/2024	Morgan Stanley and Co. International PLC	GBP	7,934,123	USD	9,959,329	(61,790)

12/29/2023	Royal Bank of Canada	GBP	8,281,683	USD	10,079,844	(377,831)

01/31/2024	Royal Bank of Canada	GBP	114,551	USD	143,669	(1,013)

01/31/2024	Royal Bank of Canada	USD	162,118	SEK	1,682,324	(1,513)

12/29/2023	State Street Bank & Trust Co.	EUR	2,000,000	USD	2,144,816	(34,705)

12/29/2023	State Street Bank & Trust Co.	USD	69,987,994	EUR	64,068,102	(169,124)

12/29/2023	State Street Bank & Trust Co.	USD	6,238,367	SEK	64,941,230	(47,634)

12/29/2023	Toronto-Dominion Bank (The)	EUR	62,070,469	USD	65,968,246	(1,673,684)

01/31/2024	Toronto-Dominion Bank (The)	GBP	7,934,123	USD	9,952,453	(68,666)

Subtotal–Depreciation						(7,323,924)

Total Forward Foreign Currency Contracts						$(6,401,862)

Abbreviations:
EUR	–Euro
GBP	–British Pound Sterling
SEK	–Swedish Krona
USD	–U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities

Variable Rate Senior Loan Interests	$–	$2,155,841,607	$214,838,311	$2,370,679,918

U.S. Dollar Denominated Bonds & Notes	–	127,757,129	214,644	127,971,773

Non-U.S. Dollar Denominated Bonds & Notes	–	106,511,148	128,082	106,639,230

Common Stocks & Other Equity Interests	5,004,647	24,958,604	43,791,009	73,754,260

Preferred Stocks	–	–	17,192,993	17,192,993

Municipal Obligations	–	12,635,107	–	12,635,107

Asset-Backed Securities	–	986,120	–	986,120

Money Market Funds	165,308,306	–	–	165,308,306

Total Investments in Securities	170,312,953	2,428,689,715	276,165,039	2,875,167,707

Other Investments - Assets*

Investments Matured	–	–	634,691	634,691

Forward Foreign Currency Contracts	–	922,062	–	922,062

	–	922,062	634,691	1,556,753

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(7,323,924)	–	(7,323,924)

Total Other Investments	–	(6,401,862)	634,691	(5,767,171)

Total Investments	$170,312,953	$2,422,287,853	$276,799,730	$2,869,400,536

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended November 30, 2023:

	Value 08/31/23	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 11/30/23

Variable Rate Senior Loan Interests	$242,049,841	$23,201,642	$(14,388,224)	$226,894	$(1,700,229)	$(564,979)	$30,549,669	$(64,536,301)	$214,838,311

Common Stocks & Other Equity Interests	50,740,230	51,172	(408,992)	–	(1,258,384)	2,550,962	691,476	(8,575,455)	43,791,009

Preferred Stocks	1,065,869	–	–	–	–	8,654,456	7,472,668	–	17,192,993

Investments Matured	1,009,460	–	–	–	–	(374,769)	–	–	634,691

U.S. Dollar Denominated Bonds & Notes	217,908	–	–	–	–	(3,264)	–	–	214,644

Non-U.S. Dollar Denominated Bonds & Notes	431,324	–	(455,897)	15,433	(13,538)	150,760	–	–	128,082

Total	$295,514,632	$23,252,814	$(15,253,113)	$242,327	$(2,972,151)	$10,413,166	$38,713,813	$(73,111,756)	$276,799,730

*Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

Invesco Floating Rate ESG Fund